UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011
                                               -----------------------

Check here if Amendment [   ]; Amendment Number:
                                                 -------
This Amendment (Check only one.):        [   ] is a restatement.
                                         [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Centerbridge Credit Partners Offshore General Partner, L.L.C.
           --------------------------------------------------------------
Address:   375 Park Avenue
           --------------------------------------------------------------
           New York, NY 10152
           --------------------------------------------------------------

           --------------------------------------------------------------


Form 13F File Number:   028-13859
                      --------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Jeffrey H. Aronson
        ------------------------------------------------
Title:  Managing Member
        ------------------------------------------------
Phone:  (212) 672-5000
        ------------------------------------------------

Signature,  Place,  and  Date  of  Signing:

     /s/ Jeffrey H. Aronson                 New York, NY               8/15/2011
---------------------------------  ---------------------------------  ----------
         [Signature]                        [City, State]                [Date]

Report  Type  (Check  only  one):

[   ]   13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ X ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




List of Other Managers Reporting for this Manager:



Form 13F File Number             Name

028-13856                    Centerbridge Partners, L.P.